SHARE-BASED PAYMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Option outstanding					31	31
Option outstanding exercise price	$ 452,500		$ 452,500		$ 452,500	$ 452,500
Stock-based compensation expense	$ 0	$ 1,060	$ 0	$ 169,261	$ 169,614	$ 408,810